Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended			3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		8 Months Ended		4 Months Ended	12 Months Ended
	Apr. 30, 2012	Mar. 31, 2013	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 Capital Loss Carryforward	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2011 TransUnion Holding Company, Inc.	Jun. 30, 2013 Transunion Corp	Dec. 31, 2012 Transunion Corp	Dec. 31, 2011 Transunion Corp	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Successor	Apr. 30, 2012 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Income Tax [Line Items]
Provision benefit for income taxes discontinued operations				$ 0.1	$ 2.9
Effective tax rate						43.50%	27.40%	32.90%		33.00%	18.00%				23.80%	48.90%	16.90%	19.30%	244.40%						33.70%		18.00%	26.50%	55.80%
U.S. federal statutory rate						35.00%	35.00%			35.00%	35.00%				35.00%			35.00%	35.00%						35.00%		35.00%	35.00%	35.00%
Number of tax assessment year			2
Valuation allowance increased			10.3
Valuation allowance			27.2	16.9															27.2	27.2					27.2			16.9
Capital loss carryforwards will expire														3 years
Foreign loss and credit carryforwards will expire			10 years
Unremitted earnings from foreign subsidiaries	16.4
Total unrecognized tax benefits															4.8			4.8	4.9	4.9	3.2	4.7	4.8	3.2	4.8	3.2		3.2	2.1
Unrecognized Tax Benefits that Would Impact Effective Tax Rate															4.8			4.8	4.9	4.9		4.7	4.8	3.2
Accrued interest payable for taxes			0.5	0.5											0.6			0.6	0.5	0.5		0.6	0.5
Significant expense recognized, or significant liability recorded, for tax penalties			0	0														0		0		0	0
Deferred income tax expense (benefit)	$ 5.5	$ (4.6)							$ 11.8		$ (18.3)	$ (3.5)	$ 12.7				$ (6.1)	$ (10.1)	$ (5.1)